UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22459

Global Equity Long/Short Master Fund
(Exact name of registrant as specified in charter)
301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip code)
Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2012-June 30, 2013

Item 1. Proxy Voting Record.

Global Equity Long/Short Master Fund Proxy Summary

a) Name of Issuer	Broadfin Healthcare
b) Exchange Ticker	N/A
c) CUSIP	N/A
d) Shareholder Meeting Date	1/1/2013
e) Proxy Issue	Changing audit holdback to 3% (from 10%) and redemption notice period to 95 days (from 60 days) effective 1/1/13.
f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	Yes
h) Vote	Consent - no response required
i) Vote For / Against Management	For

a) Name of Issuer	Broadfin Healthcare
b) Exchange Ticker	N/A
c) CUSIP	N/A
d) Shareholder Meeting Date	4/30/2013
e) Proxy Issue	Investors given the option to participate in private investments
f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	Yes
h) Vote	Do not participate
i) Vote For / Against Management	N/A

a) Name of Issuer	Yandex
b) Exchange Ticker	YNDX
c) CUSIP	N/A
d) Shareholder Meeting Date	5/21/2013
e) Proxy Issue
Approve 2012 accounts of the Company; addition of 2012 profits to retained earnings; grant discharge to the Directors for their management during the past year; appoint Rogier Rijuja as non-executive member of Board, re-appoint Ilya Segalovich as an executive member of the Board; reappoint Charlges Ryan as a non-executive member of the Board; re-appoint Alexander Coloshin as non-executive member of the Board; authorize the cancellation of outstanding Class C Shares; amend Company's Articles of Association to conform to recent changes in Dutch law; appoint external auditor of the Company's consolidated financial statements and statutory accounts; authorize Directors to issue ordinary shares and preference shares; authorization to exclude pre-emptive rights; authorize the Board to acquire shares in the Company

f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

a) Name of Issuer	Mastercard Corporation
b) Exchange Ticker	MA
c) CUSIP	N/A
d) Shareholder Meeting Date	6/18/2013
e) Proxy Issue	Elect 12 Directors; advisory approval of executive compensation; appoint PWC as auditors
f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

a) Name of Issuer	News Corporation
b) Exchange Ticker	NWSA
c) CUSIP	N/A
d) Shareholder Meeting Date	6/11/2013
e) Proxy Issue	Approve amendments to the Parent's Restated Certificate of Incorporation to allow for the proposed Separation and distribution of subsidiary-owned shares in connection
f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

a) Name of Issuer	Yahoo! Inc
b) Exchange Ticker	YHOO
c) CUSIP	N/A
d) Shareholder Meeting Date	6/25/2013
e) Proxy Issue	Elect 10 Directors; approve executive compensation, name PWC as accounting firm; 2 shareholder proposals (social responsibility report & political disclosure)
f) Proposed by Issuer or Security Holder?	Issuer (first 3); Security Holders (last 3)
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

a) Name of Issuer	Groupon, Inc.
b) Exchange Ticker	GRPN
c) CUSIP	N/A
d) Shareholder Meeting Date	6/13/2013
e) Proxy Issue
Elect 7 Directors; ratify appointment of Ernst & Young as independent registered public accounting firm for the Company for fiscal year 2013; approve, on an advisory basis, compensation of executive officers; approve amendment to the Groupon Inc 2011 Incentive Plan to increase the number of shares available under the plan and to increase the individual limit on annual share awards.

f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

a) Name of Issuer	Morgan Stanley China A Share
b) Exchange Ticker	CAF
c) CUSIP	N/A
d) Shareholder Meeting Date	6/24/2013
e) Proxy Issue	Elect 3 Directors
f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

a) Name of Issuer	Melco Crown Entertainment
b) Exchange Ticker	MPEL
c) CUSIP	N/A
d) Shareholder Meeting Date	6/21/2013
e) Proxy Issue	Approve share incentive plan and the grant of options in Melco Crown (Philippines) Resorts
f) Proposed by Issuer or Security Holder?	Issuer
g) Voted?	No
h) Vote	N/A
i) Vote For / Against Management	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Equity Long/Short Master Fund

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 14, 2013

*Print the name and title of each signing officer under his or her signature.